Income taxes - Summary of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Current year	€ 11,540	€ 12,564	€ 2,746
Changes in estimates related to prior years	(187)	2,051	1,077
Deferred tax expense:
Origination and reversal of temporary differences	(9,354)	1,567	3,700
Tax write-down	5,300
Recognition of previously unrecognized deferred tax assets		(5,145)	(204)
Income tax expense reported in profit or loss	€ 7,299	€ 11,037	€ 7,319